Information by segments - Capital expenditures by segments (Details) - Operating segments - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Information by segments
Investment property	$ 22,917,280	$ 24,090,916	$ 21,877,770
Property, plant, and equipment
Information by segments
Investment property	10,760,513	9,349,885	8,767,716
Natural and environmental resources
Information by segments
Investment property	11,291,059	13,964,435	11,962,544
Intangibles
Information by segments
Investment property	865,708	776,596	1,147,510
Exploration and Production
Information by segments
Investment property	18,046,452	18,282,774	16,569,320
Exploration and Production | Property, plant, and equipment
Information by segments
Investment property	6,418,046	4,258,469	4,461,244
Exploration and Production | Natural and environmental resources
Information by segments
Investment property	11,291,059	13,964,435	11,962,544
Exploration and Production | Intangibles
Information by segments
Investment property	337,347	59,870	145,532
Refining and Petrochemicals
Information by segments
Investment property	1,747,497	822,429	961,675
Refining and Petrochemicals | Property, plant, and equipment
Information by segments
Investment property	1,699,152	738,161	928,843
Refining and Petrochemicals | Intangibles
Information by segments
Investment property	48,345	84,268	32,832
Transportation and Logistics
Information by segments
Investment property	1,545,182	3,324,650	2,513,891
Transportation and Logistics | Property, plant, and equipment
Information by segments
Investment property	1,535,388	2,702,091	2,424,428
Transportation and Logistics | Intangibles
Information by segments
Investment property	9,794	622,559	89,463
Electric power transmission and toll roads concessions
Information by segments
Investment property	1,578,149	1,661,063	1,832,884
Electric power transmission and toll roads concessions | Property, plant, and equipment
Information by segments
Investment property	1,107,927	1,651,164	953,201
Electric power transmission and toll roads concessions | Intangibles
Information by segments
Investment property	$ 470,222	$ 9,899	$ 879,683